Pay vs Performance Disclosure	12 Months Ended
	Mar. 28, 2026 USD ($)	Mar. 29, 2025 USD ($)	Mar. 30, 2024 USD ($)	Apr. 01, 2023 USD ($)	Apr. 02, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Below is information about the relationship between executive compensation actually paid to our named executive officers and our financial performance, as prepared in accordance with SEC rules. For purposes of the Peer Group Total Shareholder Return column of the Pay Versus Performance Table, we have used the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index, which we also used for purposes of the Stock Performance Graph in our 2026 Annual Report on Form 10-K. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” starting on page 60.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for CEO [1] (b)	Compensation Actually Paid to CEO2-6 (c)	Average Summary Compensation Table Total for Non-CEO NEOs[1] (d)	Average Compensation Actually Paid to Non-CEO NEOs2-7 (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return[8] (g)	Net Income ($ millions) (h)	Adjusted Operating Profit Margin[9] (i)
2026	23,264,269	62,764,477	8,507,983	23,051,154	297.74	58.52	941.1	15.5%
2025	23,079,435	40,207,798	9,648,709	17,701,957	347.92	113.98	742.9	14.3%
2024	16,628,568	41,971,686	8,208,876	22,539,380	297.99	134.47	646.3	12.4%
2023	14,471,356	14,004,639	7,603,556	7,025,927	181.19	137.62	522.7	13.7%
2022	18,553,058	18,143,171	12,597,031	12,208,407	168.70	176.27	600.1	13.5%

1.
Mr. Louvet is the CEO for each of the years shown. The Non-CEO NEOs include Mr. R. Lauren and Mr. D. Lauren for each of the years shown, Mr. Picicci for Fiscal 2026 and 2025, Ms. Alagoz for Fiscal 2026, 2025, 2024 and Fiscal 2023, Mr. Ranftl for Fiscal 2026 and Howard Smith, our Former Chief Commercial Officer, for Fiscal 2022.

2.
Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid (“CAP”) columns were determined based on applicable SEC rules with respect to previously granted service-based RSUs and PSUs. For PSUs, changes in fair value were calculated as of the end of the covered year based on the probable outcome of performance conditions, with the PSUs-TSR for each of the years shown calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable year. No stock options were granted or continued to vest during any of the years shown.

3.	For Fiscal 2026, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2026 Summary Compensation Table (“SCT”)	23,264,269	8,507,983
Less: Value of stock awards reported in SCT	13,710,179	3,502,302
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	18,426,604	5,124,263
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	27,220,945	9,858,428
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	7,562,838	3,062,782
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2026	62,764,477	23,051,154

4.	For Fiscal 2025, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2025 Summary Compensation Table (“SCT”)	23,079,435	9,648,709
Less: Value of stock awards reported in SCT	13,541,857	4,485,907
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,635,005	6,108,979
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	11,161,753	5,447,890
Plus: Fair value of awards granted this year and that vested this year	0	1,054,140
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,126,538)	(71,854)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2025	40,207,798	17,701,957

5.	For Fiscal 2024, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2024 SCT	16,628,568	8,208,876
Less: Value of stock awards reported in SCT	10,651,323	4,237,420
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,004,712	8,548,296
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	15,559,587	9,715,837
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	430,142	303,791
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2024	41,971,686	22,539,380

6.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 SCT	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,216)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,564)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927

7.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407

8.
The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index which is also used for purposes of the Stock Performance Graph in our 2026 Annual Report on Form 10-K.

9.
We chose Adjusted Operating Profit Margin on a constant dollar basis as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our short-term incentive plan and in our long-term incentive plan for PSUs. Adjusted Operating Profit Margin is a non-GAAP measure. In our 2023 and Fiscal 2022 Proxy Statement Adjusted Operating Profit Margin results were presented on a reported dollar basis.

Company Selected Measure Name	Adjusted Operating Profit Margin
Named Executive Officers, Footnote
1.
Mr. Louvet is the CEO for each of the years shown. The Non-CEO NEOs include Mr. R. Lauren and Mr. D. Lauren for each of the years shown, Mr. Picicci for Fiscal 2026 and 2025, Ms. Alagoz for Fiscal 2026, 2025, 2024 and Fiscal 2023, Mr. Ranftl for Fiscal 2026 and Howard Smith, our Former Chief Commercial Officer, for Fiscal 2022.

Peer Group Issuers, Footnote
8.
The peer group used for this purpose is the S&P Composite 1500 Apparel, Accessories & Luxury Goods Index which is also used for purposes of the Stock Performance Graph in our 2026 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 23,264,269	$ 23,079,435	$ 16,628,568	$ 14,471,356	$ 18,553,058
PEO Actually Paid Compensation Amount	$ 62,764,477	40,207,798	41,971,686	14,004,639	18,143,171
Adjustment To PEO Compensation, Footnote
3.	For Fiscal 2026, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2026 Summary Compensation Table (“SCT”)	23,264,269	8,507,983
Less: Value of stock awards reported in SCT	13,710,179	3,502,302
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	18,426,604	5,124,263
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	27,220,945	9,858,428
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	7,562,838	3,062,782
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2026	62,764,477	23,051,154

4.	For Fiscal 2025, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2025 Summary Compensation Table (“SCT”)	23,079,435	9,648,709
Less: Value of stock awards reported in SCT	13,541,857	4,485,907
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,635,005	6,108,979
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	11,161,753	5,447,890
Plus: Fair value of awards granted this year and that vested this year	0	1,054,140
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,126,538)	(71,854)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2025	40,207,798	17,701,957

5.	For Fiscal 2024, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2024 SCT	16,628,568	8,208,876
Less: Value of stock awards reported in SCT	10,651,323	4,237,420
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,004,712	8,548,296
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	15,559,587	9,715,837
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	430,142	303,791
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2024	41,971,686	22,539,380

6.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 SCT	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,216)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,564)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927

7.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407

Non-PEO NEO Average Total Compensation Amount	$ 8,507,983	9,648,709	8,208,876	7,603,556	12,597,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ 23,051,154	17,701,957	22,539,380	7,025,927	12,208,407
Adjustment to Non-PEO NEO Compensation Footnote
3.	For Fiscal 2026, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2026 Summary Compensation Table (“SCT”)	23,264,269	8,507,983
Less: Value of stock awards reported in SCT	13,710,179	3,502,302
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	18,426,604	5,124,263
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	27,220,945	9,858,428
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	7,562,838	3,062,782
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2026	62,764,477	23,051,154

4.	For Fiscal 2025, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2025 Summary Compensation Table (“SCT”)	23,079,435	9,648,709
Less: Value of stock awards reported in SCT	13,541,857	4,485,907
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,635,005	6,108,979
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	11,161,753	5,447,890
Plus: Fair value of awards granted this year and that vested this year	0	1,054,140
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,126,538)	(71,854)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2025	40,207,798	17,701,957

5.	For Fiscal 2024, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2024 SCT	16,628,568	8,208,876
Less: Value of stock awards reported in SCT	10,651,323	4,237,420
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	20,004,712	8,548,296
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	15,559,587	9,715,837
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	430,142	303,791
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2024	41,971,686	22,539,380

6.	For Fiscal 2023, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2023 SCT	14,471,356	7,603,556
Less: Value of stock awards reported in SCT	9,110,544	4,167,633
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	11,554,627	5,315,211
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(1,011,216)	(1,210,642)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	(1,899,585)	(514,564)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2023	14,004,639	7,025,927

7.	For Fiscal 2022, the values included in the “CAP to CEO” and “Average CAP to Non-CEO NEOs” columns reflect the following adjustments from the values shown in columns (b) and (d), respectively:

	CEO	Average Non-CEO NEOs
Total Reported in Fiscal 2022 SCT	18,553,058	12,597,031
Less: Value of stock awards reported in SCT	9,228,711	5,258,016
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,881,406	5,950,050
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(2,116,559)	(1,082,579)
Plus: Fair value of awards granted this year and that vested this year	0	0
Plus: Change in fair value (from prior year-end) of prior year stock awards that vested this year	53,977	1,921
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	0	0
Compensation Actually Paid for Fiscal 2022	18,143,171	12,208,407

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following tabular list sets forth those measures, which, in our assessment, represent the four financial performance measures that we use to link the compensation paid to our named executive officers for Fiscal 2026 Company performance. See “Compensation Discussion and Analysis”, beginning on page 60 for more information about how these measures impact our NEOs’ compensation.
Financial Performance Measures
Adjusted Operating Profit Margin (“OPM”) (excludes foreign currency effects, restructuring-related charges, impairment of assets, and certain other benefits (charges))
Total Company Revenue (excludes foreign currency effects)
Relative Total Shareholder Return (“TSR”)
Adjusted Return on Invested Capital (“Adjusted ROIC”))

Total Shareholder Return Amount	$ 297.74	347.92	297.99	181.19	168.7
Peer Group Total Shareholder Return Amount	58.52	113.98	134.47	137.62	176.27
Net Income (Loss)	$ 941,100,000	$ 742,900,000	$ 646,300,000	$ 522,700,000	$ 600,100,000
Company Selected Measure Amount	0.155	0.143	0.124	0.137	0.135
PEO Name	Mr. Louvet	Mr. Louvet	Mr. Louvet	Mr. Louvet	Mr. Louvet
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit Margin
Non-GAAP Measure Description
9.
We chose Adjusted Operating Profit Margin on a constant dollar basis as our Company Selected measure for evaluating Pay versus Performance because it is a key metric in our short-term incentive plan and in our long-term incentive plan for PSUs. Adjusted Operating Profit Margin is a non-GAAP measure. In our 2023 and Fiscal 2022 Proxy Statement Adjusted Operating Profit Margin results were presented on a reported dollar basis.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Company Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,710,179)	$ (13,541,857)	$ (10,651,323)	$ (9,110,544)	$ (9,228,711)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,426,604	20,635,005	20,004,712	11,554,627	10,881,406
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,220,945	11,161,753	15,559,587	(1,011,216)	(2,116,559)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,562,838	(1,126,538)	430,142	(1,899,585)	53,977
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,502,302)	(4,485,907)	(4,237,420)	(4,167,633)	(5,258,016)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,124,263	6,108,979	8,548,296	5,315,211	5,950,050
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,858,428	5,447,890	9,715,837	(1,210,642)	(1,082,579)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,054,140	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,062,782	(71,854)	303,791	(514,564)	1,921
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0